VANECK CEF MUNI INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (unaudited)
1
Number
of Shares Value
CLOSED-END FUNDS: 99.8%(a)
abrdn National
Municipal Income
Fund 104,842 $ 1,106,083
Alliance Bernstein
National Municipal
Income Fund, Inc. 240,064 2,703,121
BlackRock 2037
Municipal Target Term
Trust 31,967 793,421
BlackRock Investment
Quality Municipal
Trust, Inc./The 91,609 1,116,714
BlackRock Long-Term
Municipal Advantage
Trust 69,222 720,601
BlackRock MuniAssets
Fund, Inc. 169,389 1,951,361
BlackRock Municipal
2030 Target Term
Trust 507,479 10,717,956
BlackRock Municipal
Income Fund, Inc. 422,702 5,220,370
BlackRock Municipal
Income Quality Trust 191,603 2,266,664
BlackRock Municipal
Income Trust 334,780 3,424,799
BlackRock Municipal
Income Trust II 367,249 3,988,324
BlackRock MuniHoldings
Fund, Inc. 397,805 4,789,572
BlackRock MuniHoldings
Quality Fund II, Inc. 184,858 1,931,766
BlackRock MuniVest
Fund II, Inc. 175,237 1,933,740
BlackRock MuniVest
Fund, Inc. 475,022 3,491,412
BlackRock MuniYield
Fund, Inc. 347,652 3,820,695
BlackRock MuniYield
Quality Fund II, Inc. 170,021 1,788,621
BlackRock MuniYield
Quality Fund III, Inc. 502,874 5,717,677
BlackRock MuniYield
Quality Fund, Inc. 427,685 5,299,017
BNY Mellon Municipal
Bond Infrastructure
Fund, Inc. 155,891 1,674,269
BNY Mellon Municipal
Income, Inc. 151,105 1,094,000
BNY Mellon Strategic
Municipal Bond Fund,
Inc. 417,381 2,500,112
BNY Mellon Strategic
Municipals, Inc. 528,536 3,313,921
DWS Municipal Income
Trust 232,180 2,252,146
Eaton Vance Municipal
Bond Fund 421,950 4,384,061
Number
of Shares Value
Eaton Vance Municipal
Income 2028 Term
Trust 46,943 $ 871,732
Eaton Vance Municipal
Income Trust 293,905 3,127,149
Eaton Vance
National Municipal
Opportunities Trust 117,089 2,016,273
Invesco Advantage
Municipal Income
Trust II 333,561 2,985,371
Invesco Municipal
Income Opportunities
Trust 209,589 1,366,520
Invesco Municipal
Opportunity Trust 497,973 5,039,487
Invesco Municipal Trust 411,780 4,142,507
Invesco Quality
Municipal Income
Trust 396,159 3,993,283
Invesco Trust for
Investment Grade
Municipals 405,450 4,196,408
Invesco Value Municipal
Income Trust 351,788 4,393,832
MFS Municipal Income
Trust 345,985 1,875,239
Neuberger Berman
Municipal Fund, Inc. 249,578 2,757,837
Nuveen AMT-Free
Municipal Credit
Income Fund 1,467,922 18,539,855
Nuveen AMT-Free
Municipal Value Fund 135,387 1,873,756
Nuveen AMT-Free
Quality Municipal
Income Fund 1,603,244 18,485,403
Nuveen Dynamic
Municipal
Opportunities Fund 264,821 2,865,363
Nuveen Municipal Credit
Income Fund 1,453,187 18,353,752
Nuveen Municipal High
Income Opportunity
Fund 576,788 6,183,167
Nuveen Municipal Value
Fund, Inc. 1,245,691 10,912,253
Nuveen Quality
Municipal Income
Fund 1,555,448 18,385,395
Nuveen Select Tax-Free
Income Portfolio 207,868 3,061,896
PIMCO Municipal Income
Fund 117,192 1,082,854
PIMCO Municipal Income
Fund II 296,163 2,529,232
PIMCO Municipal Income
Fund III 200,392 1,545,022

VANECK CEF MUNI INCOME ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Pioneer Municipal High
Income Advantage
Fund, Inc. 182,319 $ 1,562,474
Pioneer Municipal High
Income Fund Trust 169,464 1,567,542
Pioneer Municipal High
Income Opportunities
Fund, Inc. 125,214 1,496,307
Number
of Shares Value
Putnam Managed
Municipal Income
Trust 340,746 $ 2,146,700
Putnam Municipal
Opportunities Trust 236,648 2,482,438
Western Asset Managed
Municipals Fund, Inc. 418,468 4,414,837
Total Closed-End Funds: 99.8%
(Cost: $253,618,698) 232,254,307
Other assets less liabilities: 0.2% 507,833
NET ASSETS: 100.0% $ 232,762,140
(a) Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://
www.sec.gov.